Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of components of lease costs
The components of lease costs were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Operating lease expense	$58	$55	$175	$165
Variable lease cost	18	17	51	50

Total lease cost	$76	$72	$226	$215

The components of lease costs were as follows:

	Years Ended December 31,
	2025	2024
Operating lease expense	$221,552	$216,869
Variable lease cost	66,092	57,984

Total lease cost	$287,644	$274,853

Schedule of supplemental balance sheet information
The table below summarizes supplemental balance sheet information (in thousands):

	September 30, 2026	December 31, 2025
Operating right-of-use assets	$581	$705

Current portion of operating lease liabilities	$184	$165
Operating lease liabilities, net of current portion	429	570

Total operating lease liabilities	$613	$735

The table below summarizes supplemental balance sheet information:

	Years Ended December 31,
	2025	2024
Operating right-of-use assets	$704,854	$648,136

Current portion of operating lease liabilities	$164,940	$160,016
Operating lease liabilities, net of current portion	569,881	516,838

Total operating lease liabilities	$734,821	$676,854

Schedule of future minimum lease payments under non-cancelable operating leases

As of September 30, 2026, the future minimum lease payments under non-cancelable
operating leases are as follows (in thousands):

Year Ending December 31,
2026, remaining (October – December)	$58
2027	238
2028	223
2029	195

Total future undiscounted lease payments	714
Less: imputed interest	(101)

Present value of operating lease liabilities	$613
Less: Current portion of operating lease liabilities	(184)

Operating lease liabilities, net of current portion	$429

As of December 31, 2025 the future minimum lease payments under non-cancelable operating leases are as follows:

Year Ending December 31,
2026	$230,663
2027	238,313
2028	223,229
2029	194,674

Total future undiscounted lease payments	886,879
Less: imputed interest	(152,058)

Present value of operating lease liabilities	$734,821
Less: Current portion of operating lease liabilities	(164,940)

Operating lease liabilities, net of current portion	$569,881

Schedule of other information related to the Company's leases

The table below summarizes other information related to the Company’s leases (dollars in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Cash paid for amounts included in the measurement of lease liabilities	$58	$55	$172	$165

	As of September 30,
	2026	2025
Weighted-average remaining lease term (in years)	3.2	4.1
Weighted-average discount rate	9.94%	9.94%

The table below summarizes other information related to the Company’s leases:

	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities	$220,302	$193,006
Weighted-average remaining lease term (in years)	3.8	4.4
Weighted-average discount rate	9.94%	9.94%